Borrowings Under Lines of Credit Arrangements and Related Items (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 08, 2013	Dec. 31, 2012 Number	Dec. 31, 2011	Dec. 31, 2010
Aggregate borrowings under the unsecured lines of credit arrangements
Borrowings under unsecured lines of credit arrangements		$ 0	$ 610,000,000	$ 300,000,000
Maximum amount outstanding at any month end		897,000,000	710,000,000	560,000,000
Average amount outstanding (total of daily principal balances divided by days in period)		191,378,000	240,104,000	268,762,000
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)		1.80%	1.51%	1.48%
Borrowings Under Lines of Credit Arrangements and Related Items (Textuals) [Abstract]
Unsecured line of credit	2,750,000,000	2,000,000,000
Number of banks in consortium		31
Maximum Interest payable period in months	2 years	no longer than three months
Libor Rate		1.56%
Applicable margin Over LIBOR, based on certain debt ratings		1.35%
Facility Fee as Percentage of commitment fee		0.25%
Additional unsecured line of credit arrangement	1,000,000,000	500,000,000
Maximum Aggregate Commitment	3,750,000,000	2,500,000,000
Maturity Date	Mar. 31, 2017	Jul. 27, 2015
Unsecured Revolving Demand Note	$ 2,250,000,000	$ 5,000,000